Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Interest and dividend income (Note 3)
Loans	$ 12,933	$ 10,384	$ 25,202	$ 20,381
Securities	4,194	3,178	8,748	6,181
Assets purchased under reverse repurchase agreements and securities borrowed	7,011	4,907	14,232	9,673
Deposits and other	1,616	1,849	3,181	3,420
Interest and dividend income	25,754	20,318	51,363	39,655
Interest expense (Note 3)
Deposits and other	11,488	8,656	22,793	16,428
Other liabilities	7,454	5,394	15,240	10,619
Subordinated debentures	189	169	375	307
Interest expense	19,131	14,219	38,408	27,354
Net interest income	6,623	6,099	12,955	12,301
Non-interest income
Insurance service result (Note 8)	203	225	390	417
Insurance investment result (Note 8)	59	14	200	(59)
Trading revenue	633	430	1,437	1,499
Investment management and custodial fees	2,257	2,083	4,442	4,139
Mutual fund revenue	1,067	1,000	2,097	2,015
Securities brokerage commissions	431	377	819	738
Service charges	557	511	1,111	1,022
Underwriting and other advisory fees	734	458	1,340	970
Foreign exchange revenue, other than trading	287	322	549	755
Card service revenue	291	279	617	604
Credit fees	434	357	829	736
Net gains on investment securities	59	111	129	164
Share of profit in joint ventures and associates	18	12	30	41
Other	501	167	694	460
Non-interest income	7,531	6,346	14,684	13,501
Total revenue	14,154	12,445	27,639	25,802
Provision for credit losses (Notes 4 and 5)	920	600	1,733	1,132
Non-interest expense
Human resources (Note 9)	5,091	4,573	10,254	9,423
Equipment	615	589	1,234	1,158
Occupancy	441	405	848	809
Communications	358	318	679	596
Professional fees	697	506	1,321	888
Amortization of other intangibles	373	383	725	745
Other	733	626	1,571	1,370
Non-interest expense	8,308	7,400	16,632	14,989
Income before income taxes	4,926	4,445	9,274	9,681
Income taxes	976	765	1,742	2,868
Net income	3,950	3,680	7,532	6,813
Net income attributable to:
Shareholders	3,948	3,679	7,528	6,810
Non-controlling interests	2	1	4	3
Net income	$ 3,950	$ 3,680	$ 7,532	$ 6,813
Basic earnings per share (in dollars) (Note 12)	$ 2.75	$ 2.6	$ 5.25	$ 4.83
Diluted earnings per share (in dollars) (Note 12)	2.74	2.6	5.25	4.83
Dividends per common share (in dollars)	$ 1.38	$ 1.32	$ 2.76	$ 2.64